Property, plant and equipment	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
12. Property, plant and equipment

The following is a summary of the changes in carrying value of property, plant and equipment.

Particulars	Land		Buildings		Plant and equipment		Furniture, fixtures and office equipment		Vehicles		Total
Gross carrying value
Balance as of April 1, 2019	Rs.	4,192	Rs.	23,106	Rs.	70,940	Rs.	5,717	Rs.	775	Rs.	104,730
Recognition of right-of-use asset on initial application of IFRS 16		-		723		2		28		400		1,153
Adjusted balance as of April 1, 2019	Rs.	4,192	Rs.	23,829	Rs.	70,942	Rs.	5,745	Rs.	1,175	Rs.	105,883
Additions		4		997		4,278		497		295		6,071
Disposals		-		(55)		(706)		(253)		(179)		(1,193)
Effect of changes in foreign exchange rates		(73)		185		353		(24)		(80)		361
Balance as of March 31, 2020	Rs.	4,123	Rs.	24,956	Rs.	74,867	Rs.	5,965	Rs.	1,211	Rs.	111,122

Balance as of April 1, 2020	Rs.	4,123	Rs.	24,956	Rs.	74,867	Rs.	5,965	Rs.	1,211	Rs.	111,122
Additions		13		2,720		4,544		437		220		7,934
Assets acquired through business combinations (1)		84		113		165		11		-		373
Disposals		-		(35)		(852)		(134)		(182)		(1,203)
Assets held for sale		(18)		(245)		(334)		(58)		-		(655)
Effect of changes in foreign exchange rates		26		11		244		31		8		320
Balance as of March 31, 2021	Rs.	4,228	Rs.	27,520	Rs.	78,634	Rs.	6,252	Rs.	1,257	Rs.	117,891

Accumulated Depreciation
Balance as of April 1, 2019	Rs.	-	Rs.	6,873	Rs.	43,642	Rs.	4,603	Rs.	442	Rs.	55,560
Depreciation for the year		-		1,306		6,404		562		368		8,640
Impairment		-		-		-		-		-		-
Disposals		-		(36)		(667)		(251)		(158)		(1,112)
Effect of changes in foreign exchange rates		-		65		223		(11)		(54)		223
Balance as of March 31, 2020	Rs.	-	Rs.	8,208	Rs.	49,602	Rs.	4,903	Rs.	598	Rs.	63,311

Balance as of April 1, 2020	Rs.	-	Rs.	8,208	Rs.	49,602	Rs.	4,903	Rs.	598	Rs.	63,311
Depreciation for the year		-		1,697		5,935		554		341		8,527
Impairment		4		32		9		1		-		46
Disposals		-		(29)		(773)		(125)		(136)		(1,063)
Assets held for sale		(4)		(140)		(306)		(54)		-		(504)
Effect of changes in foreign exchange rates		-		22		194		24		1		241
Balance as of March 31, 2021	Rs.	-	Rs.	9,790	Rs.	54,661	Rs.	5,303	Rs.	804	Rs.	70,558

Particulars	Land		Buildings		Plant and equipment		Furniture, fixtures and office equipment		Vehicles		Total
Net carrying value
As of April 1, 2019	Rs.	4,192	Rs.	16,233	Rs.	27,298	Rs.	1,114	Rs.	333	Rs.	49,170
As of March 31, 2020	Rs.	4,123	Rs.	16,748	Rs.	25,265	Rs.	1,062	Rs.	613	Rs.	47,811
Add: Capital-work-in-progress											Rs.	4,521
Total as of March 31, 2020											Rs.	52,332
As of March 31, 2021	Rs.	4,228	Rs.	17,730	Rs.	23,973	Rs.	949	Rs.	453	Rs.	47,333
Add: Capital-work-in-progress											Rs.	9,778
Total as of March 31, 2021											Rs.	57,111

(1)	Refer to Note 6 of these consolidated financial statements for further details.

Leases

The Company has lease contracts for various items of plant and equipment, vehicles and other equipment used in its operations. Below are the carrying amounts of right-of-use assets recognized and the movements during the year included in the above property, plant and equipment.

Particulars	Land		Buildings		Plant and equipment		Furniture, fixtures and office equipment		Vehicles		Total
Gross carrying value
Balance as of April 1, 2019	Rs.	73	Rs.	840	Rs.	12	Rs.	-	Rs.	37	Rs.	962
Recognition of right-of-use asset on initial application of IFRS 16		-		723		2		28		400		1,153
Adjusted balance as of April 1, 2019	Rs.	73	Rs.	1,563	Rs.	14	Rs.	28	Rs.	437	Rs.	2,115
Additions		-		87		3		17		146		253
Disposals		-		(1)		-		-		(56)		(57)
Effect of changes in foreign exchange rates		5		39		1		-		3		48
Balance as of March 31, 2020	Rs.	78	Rs.	1,688	Rs.	18	Rs.	45	Rs.	530	Rs.	2,359

Balance as of April 1, 2020	Rs.	78	Rs.	1,688	Rs.	18	Rs.	45	Rs.	530	Rs.	2,359
Additions (1)		-		2,212		-		7		194		2,413
Disposals		-		-		-		(1)		(120)		(121)
Effect of changes in foreign exchange rates		3		(14)		-		-		-		(11)
Balance as of March 31, 2021	Rs.	81	Rs.	3,886	Rs.	18	Rs.	51	Rs.	604	Rs.	4,640

Accumulated Depreciation
Balance as of April 1, 2019	Rs.	-	Rs.	454	Rs.	12	Rs.	-	Rs.	33	Rs.	499
Depreciation for the year		-		267		1		13		210		491
Disposals		-		(1)		-		-		(41)		(42)
Effect of changes in foreign exchange rates		-		24		1		-		(3)		22
Balance as of March 31, 2020	Rs.	-	Rs.	744	Rs.	14	Rs.	13	Rs.	199	Rs.	970

Balance as of April 1, 2020	Rs.	-	Rs.	744	Rs.	14	Rs.	13	Rs.	199	Rs.	970
Depreciation for the year		-		616		1		12		202		831
Disposals		-		-		-		-		(78)		(78)
Effect of changes in foreign exchange rates		-		(25)		-		-		(2)		(27)
Balance as of March 31, 2021	Rs.	-	Rs.	1,335	Rs.	15	Rs.	25	Rs.	321	Rs.	1,696

Net carrying value
As of March 31, 2020	Rs.	78	Rs.	944	Rs.	4	Rs.	32	Rs.	331	Rs.	1,389
As of March 31, 202 1	Rs.	81	Rs.	2,551	Rs.	3	Rs.	26	Rs.	283	Rs.	2,944

(1)	Additions for the year ended March 31, 2021 include recognition of a right-of-use asset of Rs.1,852 relating to a warehousing services agreement in the United States.

The following are the amounts recognized in income statement:

	For the Year Ended March 31,
	2021		2020
Depreciation expense of right-of-use assets	Rs.	831	Rs.	491
Interest expense on lease liabilities		227		230

The Company had total cash outflows for leases of Rs.1,252 and Rs.972 during the years ended March 31, 2021 and 2020, respectively. The maturity analysis of lease liabilities are disclosed in Note 17 of these consolidated financial statements.

Capital commitments

As of March 31, 2021 and 2020, the Company was committed to spend Rs.9,841 and Rs.4,888, respectively, under agreements to purchase property, plant and equipment. This amount is net of capital advances paid in respect of such purchase commitments.

Interest capitalization

During the years ended March 31, 2021 and 2020, the Company capitalized interest cost of Rs.149 and Rs.52, respectively, with respect to qualifying assets. The rate for capitalization of interest cost for the years ended March 31, 2021 and 2020 was approximately 4.25% and 4.22%, respectively.